Lease Accounting (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Maturity of Operating Lease Liabilities

The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2019:

Remaining of
2020	1,200
2021	736
Total operating lease payments (undiscounted)	1,936
Less: Imputed interest	(116)
Total operating lease liabilities (discounted)	1,820

Summary of Lease Cost

Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Group has elected not to apply the recognition requirements of ASC 842, the Group has recognized the lease payments as expenses on a straight-line basis over the lease term. For the years ended December 31, 2017 and 2018, total rental expenses under all operating leases were US$1,862 and US$2,737, respectively. For the year ended December 31, 2019, total lease cost is comprised of the following:

Operating lease cost
Relating to the operating lease liabilities	1,721
Relating to short-term leases	887
2,608

Summary of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases for the year ended December 31, 2019 was as follows:

Cash payments for operating leases	2,449
Right-of-use assets obtained in exchange for operating lease liabilities	3,199